Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2015	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000089187 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 10,000		$ 10,463	$ 10,452	$ 10,518	$ 11,075	$ 11,423	$ 12,056	$ 11,265	$ 11,545	$ 11,666	$ 11,972
C000089188 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	10,000		10,193	10,216	10,167	10,473	10,680	11,005	10,607	10,837	10,907	11,153
Bloomberg Hawaii Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Hawaii Municipal Bond Index
Accumulated Value	10,000		10,519	10,521	10,620	11,227	11,568	12,277	11,400	11,754	11,837	12,060
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,529	10,545	10,709	11,363	11,607	12,500	11,531	11,866	12,112	12,310
Bloomberg Hawaii 3 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Hawaii 3-Year Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,189	$ 10,261	$ 10,192	$ 10,520	$ 10,813	$ 11,080	$ 10,563	$ 10,764	$ 10,780	$ 11,149